Other Long-Term Assets - Summary of Assets, Liabilities, Partners' Equity and Equity Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Current assets	$ 7,057	$ 5,942
Current liabilities	8,651	7,422
Partners' equity	38,175	36,945	$ 32,380
Revenue	49,530	32,854	17,491
Net earnings (loss)	10,937	7,664	(435)
Depletion, depreciation and amortization	7,353	5,724	6,046
Interest and other financing expense	549	711	$ 756
North West Redwater Partnership
Disclosure of joint ventures [line items]
Partners' equity	(551)	(562)
Revenue	$ 317	294
Company's voting percent interest in joint venture	50.00%
Partnership distributions		400
Percent of pro rata share of debt company has committed paying to joint venture, toll payer percent	25.00%
North West Redwater Partnership
Disclosure of joint ventures [line items]
Current assets	$ 257	280
Non-current assets	10,729	10,806
Current liabilities	849	798
Non-current liabilities	11,239	11,412
Partners' equity	(1,102)	(1,124)
Revenue	1,267	1,168
Net earnings (loss)	22	$ (18)
Partnership distributions paid, interest percentage		100.00%
Partnership distributions		$ 800
Depletion, depreciation and amortization	245	278
Interest and other financing expense	$ 422	$ 412